Derivatives (Changes in Realized and Unrealized Gains (Losses) with Respect to Derivatives Receiving Regulatory Deferral) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized Gain (Loss) on Derivatives	$ (55)	$ 157
Designated as Hedging Instrument [Member] | Regulatory Deferral Hedge [Member] | Commodity swaps and forwards [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	(70)	28
Designated as Hedging Instrument [Member] | Regulatory Deferral Hedge [Member] | Commodity swaps and forwards [Member] | Regulatory Assets [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized Gain (Loss) on Derivatives	(34)	(33)
Designated as Hedging Instrument [Member] | Regulatory Deferral Hedge [Member] | Commodity swaps and forwards [Member] | Regulatory Liabilities [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized Gain (Loss) on Derivatives	29	83
Derivative, Gain (Loss) on Derivative, Net	(8)	(2)
Designated as Hedging Instrument [Member] | Regulatory Deferral Hedge [Member] | Commodity swaps and forwards [Member] | Inventory [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	(55)	(17)
Designated as Hedging Instrument [Member] | Regulatory Deferral Hedge [Member] | Commodity swaps and forwards [Member] | Non-regulated fuel for generation and purchased power [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	(2)	(3)
Designated as Hedging Instrument [Member] | Regulatory Deferral Hedge [Member] | Physical natural gas purchases and sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	0	0
Designated as Hedging Instrument [Member] | Regulatory Deferral Hedge [Member] | Physical natural gas purchases and sales [Member] | Regulatory Assets [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized Gain (Loss) on Derivatives	0	(1)
Designated as Hedging Instrument [Member] | Regulatory Deferral Hedge [Member] | Physical natural gas purchases and sales [Member] | Regulatory Liabilities [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized Gain (Loss) on Derivatives	0	1
Derivative, Gain (Loss) on Derivative, Net	0	0
Designated as Hedging Instrument [Member] | Regulatory Deferral Hedge [Member] | Physical natural gas purchases and sales [Member] | Inventory [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	0	0
Designated as Hedging Instrument [Member] | Regulatory Deferral Hedge [Member] | Physical natural gas purchases and sales [Member] | Non-regulated fuel for generation and purchased power [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	0	0
Designated as Hedging Instrument [Member] | Regulatory Deferral Hedge [Member] | Foreign Exchange Forward [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	1	(78)
Designated as Hedging Instrument [Member] | Regulatory Deferral Hedge [Member] | Foreign Exchange Forward [Member] | Regulatory Assets [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized Gain (Loss) on Derivatives	4	(4)
Designated as Hedging Instrument [Member] | Regulatory Deferral Hedge [Member] | Foreign Exchange Forward [Member] | Regulatory Liabilities [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized Gain (Loss) on Derivatives	24	(30)
Derivative, Gain (Loss) on Derivative, Net	0	0
Designated as Hedging Instrument [Member] | Regulatory Deferral Hedge [Member] | Foreign Exchange Forward [Member] | Inventory [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	(18)	(30)
Designated as Hedging Instrument [Member] | Regulatory Deferral Hedge [Member] | Foreign Exchange Forward [Member] | Non-regulated fuel for generation and purchased power [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	$ (9)	$ (14)